Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Fair Value Measurements

(16)    Fair Value Measurements

Fair value represents the amount expected to be received to sell an asset or paid to transfer a liability in its principal or most advantageous market in an orderly transaction between market participants at the measurement date.

Depending on the nature of the asset or liability, the Company uses various valuation methodologies and assumptions to estimate fair value. The measurement of fair value under US GAAP uses a hierarchy intended to maximize the use of observable inputs and minimize the use of unobservable inputs.

The fair value hierarchy uses three levels of inputs to measure the fair value of assets and liabilities as follows:

Level 1 – Inputs are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets and liabilities in active markets, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 – Inputs are unobservable inputs for the asset or liability and significant to the fair value. These may be internally developed using the Company's best information and assumptions that a market participant would consider.

ASC Topic 820 also provides guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and on identifying circumstances when a transaction may not be considered orderly.

The Company is required to disclose assets and liabilities measured at fair value on a recurring basis separate from those measured at fair value on a nonrecurring basis. Nonfinancial assets measured at fair value on a nonrecurring basis would include foreclosed real estate, long-lived assets, and core deposit intangible assets, which are reviewed when circumstances or other events indicate that impairment may have occurred.

Valuation methods for instruments measured at fair value on a recurring basis

Following is a description of the Company's valuation methodologies used for assets and liabilities recorded at fair value on a recurring basis:

Available-for-sale securities

The fair value measurements of the Company's investment securities are determined by a third party pricing service which considers observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. The fair value measurements are subject to independent verification to another pricing source by management each quarter for reasonableness.

Mortgage servicing rights

The fair value of mortgage servicing rights is based on the discounted value of estimated future cash flows utilizing contractual cash flows, servicing rates, constant prepayment rate, servicing cost, and discount rate factors. Accordingly, the fair value is estimated based on a valuation model that calculates the present value of estimated future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds, market discount rates, cost to service, float earnings rates, and other ancillary income, including late fees. The valuation models estimate the present value of estimated future net servicing income. The Company classifies its servicing rights as Level 3.

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2018
Assets:
U.S. Treasury	$1,952	$1,952	—	$—
U.S. government and federal agency obligations	9,966	—	9,966	—
Government sponsored enterprises	43,335	—	43,335	—
Obligations of states and political subdivisions	40,386	—	40,386	—
Mortgage-backed securities	118,192	—	118,192	—
Other debt securities	3,000	—	3,000	—
Bank-issued trust preferred securities	1,374	—	1,374	—
Equity securities	12	—	12	—
Mortgage servicing rights	2,931	—	—	2,931
Total	$221,148	$1,952	$216,265	$2,931

December 31, 2017
Assets:
U.S. Treasury	$1,967	$1,967	—	$—
U.S. government and federal agency obligations	12,073	—	12,073	—
Government sponsored enterprises	36,897	—	36,897	—
Obligations of states and political subdivisions	46,656	—	46,656	—
Mortgage-backed securities	128,949	—	128,949	—
Other debt securities	3,000	—	3,000	—
Bank-issued trust preferred securities	1,486	—	1,486	—
Equity securities	10	—	10	—
Mortgage servicing rights	2,713	—	—	2,713
Total	$233,751	$1,967	$229,071	$2,713

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

Fair Value Measurements Using
Significant Unobservable Inputs
(Level 3)
(in thousands)	Mortgage Servicing Rights
Balance at December 31, 2016	$2,584
Total gains or (losses) (realized/unrealized):
Included in earnings	(93)
Included in other comprehensive income	—
Purchases	—
Sales	—
Issues	222
Settlements	—
Balance at December 31, 2017	$2,713
Total gains or losses (realized/unrealized):
Included in earnings	(27)
Included in other comprehensive income	—
Purchases	—
Sales	—
Issues	245
Settlements	—
Balance at December 31, 2018	$2,931

Valuation methods for instruments measured at fair value on a nonrecurring basis

Following is a description of the Company's valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis:

Collateral dependent impaired loans

While the overall loan portfolio is not carried at fair value, the Company periodically records nonrecurring adjustments to the carrying value of impaired loans based on fair value measurements for partial charge-offs of the uncollectible portions of those loans. Nonrecurring adjustments also include certain impairment amounts for collateral dependent loans when establishing the allowance for loan losses. Such amounts are generally based on the fair value of the underlying collateral supporting the loan. In determining the fair value of real estate collateral, the Company relies on external and internal appraisals of property values depending on the size and complexity of the real estate collateral. The appraisals may be discounted based on the Company's historical knowledge, changes in market conditions from the time of appraisal, or other information available. The Company maintains staff that is trained to perform in-house evaluations and also review third party appraisal reports for reasonableness. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgments based on the experience and expertise of internal specialists. Fair values of all loan collateral are regularly reviewed by senior loan committee. Because many of these inputs are not observable, the measurements are classified as Level 3. As of December 31, 2018, the Company identified $3.8 million in impaired loans that had specific allowances for losses aggregating $867,000. Related to these loans, there were $370,000 in charge-offs recorded during the year ended December 31, 2018. As of December 31, 2017, the Company identified $4.0 million in impaired loans that had specific allowances for losses aggregating $870,000. Related to these loans, there  were $788,000 in charge-offs recorded during the year ended December 31, 2017.

Other Real Estate Owned and Repossessed Assets

Other real estate owned (OREO) and repossessed assets consisted of loan collateral that has been repossessed through foreclosure. This collateral is comprised of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Subsequent to foreclosure, these assets initially are carried at fair value of the collateral less estimated selling costs. Fair value, when recorded, is generally based upon appraisals by approved, independent state certified appraisers. Like impaired loans, appraisals on OREO may be discounted based on the Company's historical knowledge, changes in market conditions from the time of appraisal or other information available. During the holding period, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. Because many of these inputs are not observable, the measurements are classified as Level 3.

		Fair Value Measurements Using
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Total	Assets	Inputs	Inputs	Total Gains
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)	(Losses)*
December 31, 2018
Assets:
Collateral dependent impaired loans:
Commercial, financial, & agricultural	$1,320	$—	$—	$1,320	$(244)
Real estate construction - commercial	153	—	—	153	(27)
Real estate mortgage - residential	1,317	—	—	1,317	(44)
Real estate mortgage - commercial	115	—	—	115	(20)
Installment and other consumer	—	—	—	—	(35)
Total	$2,905	$—	$—	$2,905	$(370)
Other real estate and repossessed assets	$13,691	$—	$—	$13,691	$(15)

December 31, 2017
Assets:
Collateral dependent impaired loans:
Commercial, financial, & agricultural	$1,583	$—	$—	$1,583	$(521)
Real estate construction - commercial	153	—	—	153	—
Real estate mortgage - residential	49	—	—	49	(204)
Real estate mortgage - commercial	880	—	—	880	(26)
Installment and other consumer	593	—	—	—	(37)
Total	$3,258	$—	$—	$2,665	$(788)
Other real estate and repossessed assets	$13,182	$—	$—	$13,182	$(250)

*Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.